Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Schedule of intangible assets
Other intangible assets are amortised on a straight-line basis over their estimated useful economic lives. Amortisation periods for categories of intangible assets are:

Years
Software	3 to 10

Software £m
Cost at 1 April 2016	1,744
Exchange adjustments	105
Additions	234
Disposals	(43)
Disposal of UK Gas Distribution	(304)
Reclassifications[1]	(4)
Cost at 31 March 2017	1,732
Exchange adjustments	(98)
Additions	173
Disposals	(18)
Reclassifications[1]	8
Cost at 31 March 2018	1,797
Accumulated amortisation at 1 April 2016	(857)
Exchange adjustments	(43)
Amortisation charge for the year	(164)
Accumulated amortisation of disposals	40
Disposal of UK Gas Distribution	215
Accumulated amortisation at 31 March 2017	(809)
Exchange adjustments	43
Amortisation charge for the year	(138)
Accumulated amortisation of disposals	6
Accumulated amortisation at 31 March 2018	(898)
Net book value at 31 March 2018²	899
Net book value at 31 March 2017	923

1.	Reclassifications includes amounts transferred (to)/from property, plant and equipment (see note 12).

2.	Included in software is £160 million relating to the US ERP system, which still has a remaining amortisation period of six years.